Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset		$ 2,605
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	$ 21
Derivative financial instruments liability	205	236
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	2,176
Derivative financial instruments liability	$ 1,244	$ 881